VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2017	Jul. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use			$ 7,346		$ 88,408	$ 79,242
Payments to acquire equipment	$ 53,000	$ 116,000			173,535	1,988	$ 964
Gain (loss) on disposition of property					1,553	39	4,459
Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount					434,000
2001-built MR and a 2004-built MR [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property					1,594
2 Long Range (LRs), 1 Aframax and 1 Panamax [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use				$ 49,640
One Medium Range Vessel [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property							$ 3,236
1 Panamax and 7 MRs Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use						$ 29,602
Twelve vessels (one ULCC, one VLCC, four Aframaxes and six Panamaxes) [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use					81,062
INSW Facilities [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount					$ 1,102,844